Transactions with Affiliates - Summary of Amounts Due to Manager or its Affiliates (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from affiliates	$ 42,714	$ 43,489	$ 50,361
Due to Affiliates		0	23,534
Fee income
Related Party Transaction [Line Items]
Due from affiliates	33,918	32,139	18,209
Cost reimbursements and recoverable expenses
Related Party Transaction [Line Items]
Due from affiliates	8,542	10,754	30,749
Employees and other affiliates
Related Party Transaction [Line Items]
Due from affiliates	$ 254	596	1,403
Investment vehicles and unconsolidated ventures
Related Party Transaction [Line Items]
Due to Affiliates		0	2,884
Employees
Related Party Transaction [Line Items]
Due to Affiliates			20,650
Senior Management | Employees
Related Party Transaction [Line Items]
Due to Affiliates		$ 0	$ 20,650